Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Operating expenses
General and administrative	$ 924,502	$ 855,124	$ 3,943,923	$ 1,889,860
Research and development, net	646,707	451,857	1,287,201	913,295
Total operating expenses	1,571,209	1,306,981	5,231,124	2,803,155
Finance income (expenses)
Changes in fair value of derivative warrant liabilities (Note 5)	(452,435)	664,768	(86,509)	1,179,518
Changes in fair value of short-term investments (Note 3)	438,021	(157,083)	(134,948)	(228,788)
Foreign exchange gain	8,489	2,246	14,751	(2,204)
Other finance expenses	(4,233)	(7,868)	(8,340)	(16,583)
Interest income on deposits	42,025	41,648	106,674	75,656
Changes in fair value of convertible loans (Note 6)	(505,000)		(555,469)
Total finance income	(473,133)	543,711	(663,841)	1,007,599
Loss before taxes	(2,044,342)	(763,270)	(5,894,965)	(1,795,556)
Tax expenses	(3,311)	(20,658)	(7,271)	(59,993)
Net Loss and Comprehensive loss	$ (2,047,653)	$ (783,928)	$ (5,902,236)	$ (1,855,549)
Loss per share, basic (in Dollars per share)	$ (6.78)	$ (62.27)	$ (28.43)	$ (156.01)
Loss per share, diluted (in Dollars per share)	$ (6.78)	$ (62.27)	$ (28.43)	$ (156.01)
Weighted average number of shares outstanding for the purposes of basic loss per share (in Shares)	301,964	12,589	207,586	11,894
Weighted average number of shares outstanding for the purposes of diluted loss per share (in Shares)	301,964	12,589	207,586	11,894